Lease - Summary of Prepaid Lease Payments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Recognised Finance Lease as Asset by Lessee [Abstract]
Non-current assets	¥ 357,599
Current assets	9,425
Prepaid lease payments	¥ 367,024	¥ 376,449